Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning Balance	$ 9,635,824	$ 9,635,824
Additions related to prior year tax positions
Additions related to current year tax positions
Reductions related to prior year tax positions and settlements
Ending Balance	$ 9,635,824	$ 9,635,824